Other Financial Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
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Summary of Other Financial Liabilities
Other financial liabilities as of March 31, 2024 and 2025 consist of the following:

	Yen (millions)
	2024	2025
Financial liabilities measured at amortized cost	¥88,779	¥83,747
Financial liabilities measured at fair value through profit or loss:
Derivatives	236,592	171,630
Lease liabilities	332,406	322,923

Total	¥657,777	¥578,300

Current liabilities	¥340,858	¥276,861
Non-current liabilities	316,919	301,439

Total	¥657,777	¥578,300